Components of (Loss) Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ (59,370)	$ 120,679	[1],[2]	$ 178,179	[1],[2]
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ (59,370)	$ 120,679		$ 178,179

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).